RETIREMENT BENEFIT OBLIGATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Present value of unfunded obligations	$ 1,319	$ 1,397
Present Value of obligations in excess of plan assets	$ 1,319	$ 1,397